Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS — 91.8%
	ASSET-BACKED SECURITIES — 36.6%
	Ally Auto Receivables Trust
$22,215	Series 2017-4, Class A3, 1.750%, 12/15/2021[1]	$22,235
325,922	Series 2019-4, Class A2, 1.930%, 10/17/2022[1]	327,354
89,437	Series 2019-3, Class A2, 2.060%, 10/17/2022[1]	89,814
702,579	Barings CLO Ltd. Series 2013-IA, Class AR, 1.072% (3-Month USD Libor+80 basis points), 1/20/2028[1,2,3]	697,184
625,000	Benefit Street Partners CLO Ltd. Series 2014-IVA, Class A1RR, 1.522% (3-Month USD Libor+125 basis points), 1/20/2029[1,2,3]	622,063
250,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class BR, 1.822% (3-Month USD Libor+155 basis points), 7/18/2027[1,2,3]	244,295
74,265	BlueMountain CLO Ltd. Series 2015-1A, Class A1R, 1.596% (3-Month USD Libor+133 basis points), 4/13/2027[1,2,3]	74,257
	BMW Vehicle Owner Trust
43,792	Series 2019-A, Class A2, 2.050%, 5/25/2022[1]	43,991
350,000	Series 2020-A, Class A2, 0.390%, 2/27/2023[1]	350,236
500,000	Bowman Park CLO Ltd. Series 2014-1A, Class CR, 2.506% (3-Month USD Libor+225 basis points), 11/23/2025[1,2,3]	495,440
	Capital One Prime Auto Receivables Trust
100,133	Series 2019-1, Class A2, 2.580%, 4/15/2022[1]	100,600
169,579	Series 2019-2, Class A2, 2.060%, 9/15/2022[1]	170,506
	CarMax Auto Owner Trust
264,035	Series 2016-3, Class A4, 1.600%, 1/18/2022[1]	264,164
12,179	Series 2018-4, Class A2A, 3.110%, 2/15/2022[1]	12,193
51,635	Series 2017-3, Class A3, 1.970%, 4/15/2022[1]	51,829
400,000	Series 2020-2, Class A2A, 1.750%, 1/17/2023[1]	403,146
363,712	Series 2020-1, Class A2, 1.870%, 4/17/2023[1]	366,834
250,000	CNH Equipment Trust Series 2020-A, Class A2, 1.080%, 7/17/2023[1]	251,376
181,683	COLT Mortgage Loan Trust Series 2018-4, Class A3, 4.210%, 12/28/2048[1,2,4]	183,763
350,000	Dell Equipment Finance Trust Series 2020-2, Class A1, 0.315%, 9/22/2021[1,2]	350,014
250,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class CRR, 2.125% (3-Month USD Libor+185 basis points), 10/15/2027[1,2,3]	243,871

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$163,660	Emerson Park CLO Ltd. Series 2013-1A, Class C1R, 2.425% (3-Month USD Libor+215 basis points), 7/15/2025[1,2,3]	$163,673
144,851	Ford Credit Auto Owner Trust Series 2020-A, Class A2, 1.030%, 10/15/2022[1]	145,329
	GM Financial Automobile Leasing Trust
8,315	Series 2019-2, Class A2A, 2.670%, 6/21/2021[1]	8,325
250,000	Series 2020-2, Class A2A, 0.710%, 10/20/2022[1]	250,773
	GM Financial Consumer Automobile Receivables Trust
32,832	Series 2017-3A, Class A3, 1.970%, 5/16/2022[1,2]	32,942
96,873	Series 2019-4, Class A2A, 1.840%, 11/16/2022[1]	97,433
274,901	Series 2020-1, Class A2, 1.830%, 1/17/2023[1]	276,377
236,195	Series 2020-2, Class A2A, 1.500%, 3/16/2023[1]	237,699
350,000	Series 2020-3, Class A2, 0.350%, 7/17/2023[1]	350,210
368,916	Series 2018-4, Class A3, 3.210%, 10/16/2023[1]	377,310
525,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 1.980% (3-Month USD Libor+170 basis points), 3/15/2027[1,2,3]	505,973
	Honda Auto Receivables Owner Trust
80,418	Series 2019-1, Class A2, 2.750%, 9/20/2021[1]	80,619
500,000	Series 2020-1, Class A2, 1.630%, 10/21/2022[1]	503,928
	Hyundai Auto Lease Securitization Trust
140,547	Series 2019-B, Class A2, 2.080%, 12/15/2021[1,2]	141,157
366,290	Series 2020-A, Class A2, 1.900%, 5/16/2022[1,2]	368,941
500,000	LCM XXIV Ltd. Series 24A, Class C, 2.522% (3-Month USD Libor+225 basis points), 3/20/2030[1,2,3]	487,152
500,000	MMAF Equipment Finance LLC Series 2020-A, Class A2, 0.740%, 4/9/2024[1,2]	501,856
152,995	Nationstar HECM Loan Trust Series 2019-2A, Class A, 2.272%, 11/26/2029[1,2,4]	153,657
500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 1.345% (3-Month USD Libor+110 basis points), 12/21/2029[1,2,3]	495,599
300,000	Nissan Auto Receivables Owner Trust Series 2020-A, Class A2, 1.450%, 12/15/2022[1]	301,954
246,785	Oaktree CLO Series 2014-1A, Class A1R, 1.544% (3-Month USD Libor+129 basis points), 5/13/2029[1,2,3]	245,339

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$44,819	OBX Trust Series 2019-EXP2, Class 2A1A, 1.048% (1-Month USD Libor+90 basis points), 6/25/2059[1,2,3]	$44,885
169,428	OCP CLO Ltd. Series 2015-10A, Class A1R, 1.065% (3-Month USD Libor+82 basis points), 10/26/2027[1,2,3]	168,596
500,000	Octagon Investment Partners Ltd. Series 2015-1A, Class DR, 2.825% (3-Month USD Libor+255 basis points), 7/15/2027[1,2,3]	475,462
121,150	Oscar U.S. Funding LLC Series 2019-2A, Class A2, 2.490%, 8/10/2022[1,2]	122,030
900,000	Recette Clo Ltd. Series 2015-1A, Class CR, 1.972% (3-Month USD Libor+170 basis points), 10/20/2027[1,2,3]	888,863
204,645	Tesla Auto Lease Trust Series 2019-A, Class A2, 2.130%, 4/20/2022[1,2]	206,960
250,000	Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.930%, 12/20/2022[1]	250,888
75,862	West CLO Ltd. Series 2014-2A, Class A1AR, 1.141% (3-Month USD Libor+87 basis points), 1/16/2027[1,2,3]	75,883
	World Omni Auto Receivables Trust
3,012	Series 2018-D, Class A2A, 3.010%, 4/15/2022[1]	3,015
92,605	Series 2017-A, Class A3, 1.930%, 9/15/2022[1]	93,077
400,000	Series 2020-B, Class A2A, 0.550%, 7/17/2023[1]	400,800
275,000	Series 2020-C, Class A2, 0.350%, 12/15/2023[1]	275,130
76,186	World Omni Automobile Lease Securitization Trust Series 2019-B, Class A2A, 2.050%, 7/15/2022[1]	76,765
	Total Asset-Backed Securities
	(Cost $14,199,803)	14,173,765
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
	Citigroup Commercial Mortgage Trust
300,000	Series 2018-TBR, Class A, 0.982% (1-Month USD Libor+83 basis points), 12/15/2036[1,2,3]	288,909
300,000	Series 2019-SST2, Class A, 1.072% (1-Month USD Libor+92 basis points), 12/15/2036[1,2,3]	295,390
15,691	COMM Mortgage Trust Series 2014-FL5, Class B, 1.548% (1-Month USD Libor+215 basis points), 10/15/2031[1,2,3]	15,272
	Government National Mortgage Association
219,336	Series 2013-179, Class A, 1.800%, 7/16/2037[1]	220,479

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$90,981	Series 2013-12, Class A, 1.410%, 10/16/2042[1]	$91,200
	Total Commercial Mortgage-Backed Securities
	(Cost $922,440)	911,250
	CORPORATE — 42.1%
	BASIC MATERIALS — 0.7%
250,000	Georgia-Pacific LLC 3.600%, 3/1/2025[1,2]	277,943
	COMMUNICATIONS — 2.7%
265,000	Comcast Corp. 0.626% (3-Month USD Libor+33 basis points), 10/1/2020[3]	265,000
229,000	Cox Communications, Inc. 3.250%, 12/15/2022[2]	241,494
325,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	325,000
200,000	Verizon Communications, Inc. 5.150%, 9/15/2023	226,338
		1,057,832
	CONSUMER, CYCLICAL — 7.3%
	BMW U.S. Capital LLC
170,000	0.754% (3-Month USD Libor+50 basis points), 8/13/2021[2,3]	170,373
250,000	3.150%, 4/18/2024[1,2]	268,208
200,000	Home Depot, Inc. 3.250%, 3/1/2022	208,366
75,000	Hyundai Capital America 1.217% (3-Month USD Libor+94 basis points), 7/8/2021[2,3]	75,066
250,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[1]	258,907
250,000	NIKE, Inc. 2.250%, 5/1/2023[1]	261,585
225,000	PACCAR Financial Corp. 2.650%, 5/10/2022	233,265
	Starbucks Corp.
200,000	2.100%, 2/4/2021[1]	200,944
250,000	1.300%, 5/7/2022	253,374
	Toyota Motor Credit Corp.
200,000	3.300%, 1/12/2022	207,303
170,000	2.250%, 10/18/2023	178,653
260,000	Volkswagen Group of America Finance LLC 3.875%, 11/13/2020[2]	261,007

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$250,000	Whirlpool Corp. 4.850%, 6/15/2021	$257,814
		2,834,865
	CONSUMER, NON-CYCLICAL — 10.3%
	AbbVie, Inc.
150,000	3.450%, 3/15/2022[1,2]	155,447
120,000	2.300%, 11/21/2022[2]	124,227
207,143	Amgen, Inc. 3.875%, 11/15/2021[1]	213,196
250,000	Bristol-Myers Squibb Co. 3.875%, 8/15/2025[1]	285,688
200,000	Coca-Cola Co. 1.550%, 9/1/2021	202,408
200,000	Conagra Brands, Inc. 0.768% (3-Month USD Libor+50 basis points), 10/9/2020[3]	200,019
250,000	CVS Health Corp. 2.125%, 6/1/2021[1]	252,654
250,000	General Mills, Inc. 3.700%, 10/17/2023[1]	272,815
250,000	GlaxoSmithKline Capital, Inc. 3.375%, 5/15/2023	269,247
250,000	Kellogg Co. 2.650%, 12/1/2023	265,239
200,000	McKesson Corp. 3.650%, 11/30/2020	201,089
250,000	Merck & Co., Inc. 2.900%, 3/7/2024[1]	269,999
250,000	Mondelez International Holdings Netherlands B.V. 2.125%, 9/19/2022[2,5]	258,074
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	217,176
310,000	PepsiCo, Inc. 0.750%, 5/1/2023	313,545
250,000	Royalty Pharma PLC 0.750%, 9/2/2023[2,5]	249,497
	UnitedHealth Group, Inc.
50,000	0.510% (3-Month USD Libor+26 basis points), 6/15/2021[3]	50,082
200,000	2.375%, 10/15/2022	208,018
		4,008,420

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL — 4.8%
$250,000	AIG Global Funding 0.685% (3-Month USD Libor+46 basis points), 6/25/2021[2,3]	$250,688
250,000	American Express Co. 3.000%, 2/22/2021[1]	252,097
250,000	Bank of America Corp. 2.738% (3-Month USD Libor+37 basis points), 1/23/2022[1,4]	251,787
250,000	Citigroup, Inc. 2.700%, 3/30/2021	252,978
200,000	Marsh & McLennan Cos., Inc. 3.500%, 12/29/2020	201,549
250,000	PNC Bank N.A. 3.500%, 6/8/2023[1]	269,284
170,000	Public Storage 2.370%, 9/15/2022[1]	176,016
200,000	Visa, Inc. 2.200%, 12/14/2020[1]	200,445
		1,854,844
	INDUSTRIAL — 5.5%
200,000	ABB Finance USA, Inc. 2.875%, 5/8/2022	208,058
	Caterpillar Financial Services Corp.
90,000	0.528% (3-Month USD Libor+28 basis points), 9/7/2021[3]	90,188
200,000	1.900%, 9/6/2022	205,716
250,000	CRH America, Inc. 5.750%, 1/15/2021	253,731
250,000	FedEx Corp. 3.400%, 1/14/2022	259,233
200,000	General Dynamics Corp. 3.000%, 5/11/2021	203,367
200,000	John Deere Capital Corp. 0.510% (3-Month USD Libor+26 basis points), 9/10/2021[3]	200,336
250,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[1]	267,844
175,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	180,755
250,000	Textron, Inc. 0.793% (3-Month USD Libor+55 basis points), 11/10/2020[1,3]	250,007
		2,119,235

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY — 5.1%
$200,000	Apple, Inc. 2.400%, 5/3/2023	$210,585
	Hewlett Packard Enterprise Co.
30,000	1.024% (3-Month USD Libor+72 basis points), 10/5/2021[1,3]	30,004
200,000	1.450%, 4/1/2024[1]	202,711
	International Business Machines Corp.
100,000	0.654% (3-Month USD Libor+40 basis points), 5/13/2021[3]	100,234
200,000	1.875%, 8/1/2022	206,002
200,000	Marvell Technology Group Ltd. 4.200%, 6/22/2023[1,5]	216,024
	Oracle Corp.
250,000	2.500%, 5/15/2022[1]	257,909
200,000	2.500%, 10/15/2022	208,612
250,000	2.400%, 9/15/2023[1]	263,277
250,000	Qualcomm, Inc. 2.900%, 5/20/2024[1]	269,129
		1,964,487
	UTILITIES — 5.7%
285,000	Ameren Corp. 2.700%, 11/15/2020[1]	285,238
250,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	251,512
225,000	Consolidated Edison Co. of New York, Inc. 0.625% (3-Month USD Libor+40 basis points), 6/25/2021[3]	225,550
225,000	Dominion Energy, Inc. 2.715%, 8/15/2021[6]	229,216
250,000	Duke Energy Carolinas LLC 3.050%, 3/15/2023[1]	265,607
250,000	Duke Energy Corp. 1.800%, 9/1/2021[1]	253,085
250,000	Electricite de France S.A. 2.350%, 10/13/2020[1,2,5]	250,154
50,000	Entergy Corp. 4.000%, 7/15/2022[1]	52,752
250,000	Entergy Mississippi LLC 3.100%, 7/1/2023[1]	265,352

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
$110,000	NextEra Energy Capital Holdings, Inc. 2.403%, 9/1/2021	$112,120
		2,190,586
	Total Corporate
	(Cost $16,092,462)	16,308,212
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
	FDIC Guaranteed Notes Trust
47,741	Series 2010-S4, Class A, 0.876% (1-Month USD Libor+72 basis points), 12/4/2020[1,2,3]	47,711
67,650	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[1,2]	68,447
12,822	FDIC Trust Series 2013-R2, Class A, 1.250%, 3/25/2033[1,2]	12,825
15,906	Freddie Mac REMICS Series 4002, Class DB, 2.000%, 3/15/2030	15,930
35,730	Nationstar HECM Loan Trust Series 2019-1A, Class A, 2.651%, 6/25/2029[1,2,4]	35,895
	Total Residential Mortgage-Backed Securities
	(Cost $179,479)	180,808
	U.S. GOVERNMENT — 10.3%
	United States Treasury Bill
2,000,000	0.142%, 10/8/2020	1,999,978
2,000,000	0.091%, 12/3/2020	1,999,686
	Total U.S. Government
	(Cost $3,999,613)	3,999,664
	Total Bonds
	(Cost $35,393,797)	35,573,699
	COMMERCIAL PAPER — 4.8%
250,000	Bemis Company, Inc. 0.140%, 10/13/2020	249,985
250,000	Dominion Energy, Inc. 0.180%, 10/1/2020	249,999
300,000	Duke Energy Corp. 0.250%, 11/17/2020	299,921
250,000	Kingdom of Denmark 0.150%, 11/24/2020	249,968
250,000	LVMH Moet Hennessy L 0.150%, 12/17/2020	249,937

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$300,000	LVMH Moet Hennessy V 0.200%, 11/16/2020	$299,964
250,000	Pfizer, Inc. 0.230%, 10/30/2020	249,985
	Total Commercial Paper
	(Cost $1,849,631)	1,849,759

Number of Shares
	SHORT-TERM INVESTMENTS — 3.2%
4,272	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[7,8]	4,272
1,254,318	Federated Treasury Obligations Fund - Institutional Class, 0.02%[8]	1,254,318
	Total Short-Term Investments
	(Cost $1,258,589)	1,258,590
	TOTAL INVESTMENTS — 99.8%
	(Cost $38,502,017)	38,682,048
	Other Assets in Excess of Liabilities — 0.2%	75,817
	TOTAL NET ASSETS — 100.0%	$38,757,865

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $11,517,237 which represents 29.72% of total net assets of the Fund.
[3]	Floating rate security.
[4]	Variable rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Step rate security.
[7]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,272, which represents 0.01% of total net assets of the Fund.
[8]	The rate is the annualized seven-day yield at period end.